Average Annual Total Returns		12 Months Ended	30 Months Ended
	Oct. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
Innovator U.S. Equity Accelerated Plus ETF - July
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.56%	8.11%
Performance Inception Date	Jun. 30, 2021
Innovator U.S. Equity Accelerated Plus ETF - July | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		14.56%	8.11%
Innovator U.S. Equity Accelerated Plus ETF - July | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.62%	6.31%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%	11.05%
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.31%	9.37%